CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (Parenthetical) ¥ in Thousands	12 Months Ended
Mar. 31, 2021 CNY (¥)
Comprehensive Income (Loss)
Related party transaction	¥ 10,869